Submission	Jun. 30, 2026
Submission [Line Items]
Central Index Key	0001838615
Registrant Name	AlTi Global, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A